Commitments and Contingencies (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
December 31, 2015	$ 986
December 31, 2016	823
December 31, 2017	617
December 31, 2018	417
December 31, 2019	250
Thereafter	11
Total future minimum lease payments	$ 3,104